Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Consolidated Financial Statements (Details)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lytus Technologies Private Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation		India
Shareholding and Voting Power		100.00%	100.00%	100.00%
Lytus Sri Sai Networks Private Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation	[1]	India
Shareholding and Voting Power	[1]	51.00%	51.00%	51.00%
Lytus Technologies Inc. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation		United States
Shareholding and Voting Power				100.00%

[1]	On April 24, 2025, Sri Sai Cable and Broadband Private Limited was renamed Lytus Sri Sai Networks Private Limited. This marked a key step in Lytus’ growth strategy in India. As part of this transition, Srinivas Palle, who controlled Sri Sai, was appointed Managing Director, while Pawan Singhal was appointed as its Chief Operating Officer. The Company plans to make significant investments in infrastructure, digital platforms, and acquisitions to expand last-mile connectivity across urban and rural markets. Sri Sai serves over 4 million active users and is focused on broadband modernization, strategic acquisitions, and launching new service offerings.